Financial Instruments - Schedule of Loss Allowance Provision (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 2,253.7	$ 2,271.8
Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 3.7	$ 3.5
1–30
Disclosure of provision matrix [line items]
Expected loss rate	0.08%	0.07%
1–30 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 1,731.7	$ 1,642.6
1–30 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 1.3	$ 1.2
31–60
Disclosure of provision matrix [line items]
Expected loss rate	0.11%	0.11%
31–60 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 274.7	$ 380.6
31–60 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.3	$ 0.4
61–90
Disclosure of provision matrix [line items]
Expected loss rate	0.28%	0.25%
61–90 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 106.1	$ 118.3
61–90 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.3	$ 0.3
91–120
Disclosure of provision matrix [line items]
Expected loss rate	0.73%	0.55%
91–120 | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 41.0	$ 36.1
91–120 | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 0.3	$ 0.2
121+
Disclosure of provision matrix [line items]
Expected loss rate	1.50%	1.49%
121+ | Cost
Disclosure of provision matrix [line items]
Gross carrying amount	$ 100.2	$ 94.2
121+ | Accumulated impairment
Disclosure of provision matrix [line items]
Loss allowance provision, end of the year	$ 1.5	$ 1.4